Subsequent Events (Details) (USD $)	12 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2011 USDPerAds	Dec. 31, 2011	Dec. 31, 2010 USDPerAds	Dec. 31, 2010	Mar. 31, 2012 Dividend declared USDPerAds	Mar. 31, 2012 Dividend declared	Nov. 28, 2011 Century 21 China Real Estate USDPerAds	Nov. 28, 2011 Century 21 China Real Estate	Apr. 30, 2012 CRIC	Apr. 20, 2012 CRIC
Subsequent events
Consideration in cash										$ 113,124,632
Consideration in shares									38,785,588
Value of consideration in shares										$ 252,106,322
Number of shares proposed to be issued							960,000,000	960,000,000
Price per share of shares proposed to be issued							0.40	0.0267
Cash dividend per share	0.25	0.25	0.25	0.25	0.15	0.15